Note 4 - Inventories	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Inventory Disclosure [Text Block]	4. Inventories: Inventories in the accompanying consolidated balance sheets relate to bunkers and lubricants on board the vessels.